Loans Held for Sale - Narrative (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for sale	$ 1,764	$ 5,069